Intangible assets, net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Amortization for Intangible Assets
2022	¥ 10,347			$ 1,624
2023	8,550			1,342
2024	7,788			1,222
2025	4,412			692
2026	3,343			525
Thereafter	20,936			3,285
Total	55,376			$ 8,690
Intangible assets
Amortization expenses for intangible assets	¥ 16,547	¥ 64,536	¥ 152,941